TAXES ON INCOME	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
TAXES ON INCOME

Note 9 - Income Taxes

On a quarterly basis, we estimate our annual effective tax rate and record a quarterly income tax provision based on the anticipated rate. As the year progresses, we refine our estimate based on the facts and circumstances, including discrete events, by each tax jurisdiction. The effective tax rate for the six months ended June 30, 2021 and 2020 was (0.0)% and (0.1)%, respectively.

Note 8 - Income Taxes

Deferred tax assets and liabilities as of December 31, 2020 and 2019, consist of the following:

	2020	2019

Deferred tax assets
Net operating losses	$445,673	$155,178
Research and development tax credit	22,086	8,234
Nonqualified stock options	2,351	—
Business interest expense	983	970
Equipment	668	—

Gross deferred tax assets	471,761	164,382
Valuation allowance	(418,227)	(99,179)

Total deferred tax assets	53,534	65,203

Deferred tax liabilities

Equipment	—	(1,447)
Intangible assets	(35,985)	(50,088)
Goodwill	(21,935)	(17,085)

Deferred tax liabilities	(57,920)	(68,620)

Net deferred tax liability	$(4,386)	$(3,417)

As of December 31, 2020, the Company established a valuation allowance against certain deferred tax assets to reduce the total to an amount management believed was appropriate. Realization of deferred tax assets is dependent upon sufficient future taxable income during the periods when deductible temporary differences and carryforwards are expected to be available to reduce taxable income.

As of December 31, 2020, the Company has a federal tax net operating loss carryforward of $1,798,433, which will be available to offset future taxable income indefinitely. The Company has net operating loss carryforwards in states totaling $1,200,258. The state net operating loss carryforwards will begin to expire in 2035 and are available to offset future taxable income or reduce taxes payable through 2040. The Company has a research and development tax credit of $22,086 and $8,234 as of December 31, 2020 and 2019, that will be available to offset future tax liabilities. Research and development tax credits will begin to expire in 2029.

A company's ability to utilize a portion of its net operating loss carryforwards to offset future taxable income may be subject to certain limitations under Section 382 of the Internal Revenue Code due to changes in the equity ownership of the Company. The Company has determined that all net operating losses are fully available as of December 31, 2020. In addition, future changes in ownership as defined in Section 382 of the Internal Revenue Code could put limitations on the availability of the net operating loss carryforwards.

The provision for (benefit from) income taxes charged to income for the years ended December 31, 2020 and 2019 consist of the following:

	2020	2019

Current tax expense	$—	$—
Deferred tax expense (benefit)
Federal	883	(73,661)
State	87	(6,209)

Total	$970	$(79,870)

A reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	2020	2019

Income tax benefit at federal statutory rate	$(239,001)	$(81,064)
State and local income taxes net of federal tax benefit	(27,523)	(10,786)
STI taxable income prior to merger	(41,843)	(48,417)
Meals and entertainment	1,042	1,682
Incentive stock option expense	11,945	—
PPP loan forgiveness income	(9,765)	—
Rate differentials	919	(32,230)
Research and development credits	(13,852)	(8,234)
Change in valuation allowance	319,048	99,179

Income tax expense (benefit)	$970	$(79,870)

The Company files income tax returns in the U.S. federal jurisdiction, Minnesota, and various other states. The Company is not subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2019, when the Company was incorporated. It is difficult to predict the final timing and resolution of any particular uncertain tax position. Based on the Company's assessment of many factors, including past experience and complex judgements about future events, the Company does not currently anticipate significant changes in its uncertain tax positions over the next 12 months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as additional income tax expense. During the years ended December 31, 2020, and 2019, the Company did not recognize material income tax expense related to interest and penalties.

Mer Telemanagement Solutions Ltd [Member]
TAXES ON INCOME

NOTE 7: TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates: Taxable income of the Company is subject to the Israeli corporate tax at the rate of 23% for all years presented.

2.
Tax Benefits for Research and Development:

Israeli tax law permits, under some conditions, a tax deduction for expenditures in the year incurred, including capital expenditures, in scientific research and development projects. The deduction is permitted if, among other things, the expenditures are approved by the relevant government ministry and the research and development is for the promotion of the enterprise and is carried out by, or on behalf of, a company seeking the deduction.

The IIA has approved some of the Company's research and development programs and the Company has been able to deduct, for tax purposes, a portion of its research and development expenses net of the grants received. Other research and development expenses that are not approved may be deducted for tax purposes in three equal installments during a three-year period.

3.	Tax assessments: The Company has received final tax assessments through the tax year of 2016.

b.	Income taxes on non-Israeli subsidiaries: Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

NOTE 7: TAXES ON INCOME (Cont.)

c.
U.S. subsidiary

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company re-measured its U.S. deferred tax assets and liabilities, based on the new rates at which they are expected to reverse in the future.

d.
Net operating loss carry-forwards:

As of December 31, 2020, the Company, its subsidiaries in Hong Kong and in the U.S had an estimated total amount of available carry-forward tax losses of approximately $26,000, $607, $636, respectively, to offset against future taxable profits. The operating tax loss carry-forwards in Israel may be offset indefinitely against operating income. In addition, as of December 31, 2020, the Company had capital losses in the amount of approximately
$507 that can be carried forward indefinitely.

MTS IntegraTRAK, the Company’s U.S. subsidiary, is subject to U.S. income taxes. Total net operating loss carry-forwards of approximately $636 as of December 31, 2020, will expire in the years 2021 to 2028. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. Such annual limitation may result in the expiration of net operating losses before utilization.

e.
Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2020	2019
Deferred tax asset (liability):
Tax loss carry-forwards	$6,254	$6,089
Accruals for interest	283	283
R&D expenses	42	148
Allowances for credit losses and accruals for employee benefits	45	76
Depreciation and amortization	5	16
Deferred tax asset before valuation allowance	6,629	6,612
Goodwill	(351)	(746)
Valuation allowance	(6,107)	(6,029)
Deferred tax asset (liability), net	$171	$(163)

The Company and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carry-forwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carry-forwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2020	2019	2018
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(2,103)	$(188)	$(840)
Tax rates	23%	23%	23%
Theoretical tax benefit	$(484)	$(43)	$(193)
Decrease in taxes resulting from:
Non - deductible expenses	(116)	38	37
Loss and timing differences for which no deferred tax was provided	264	(2)	187
Tax adjustment in respect of different tax rate of subsidiaries	9	3	6
Changes in provision for uncertain tax positions	2	8	9
Taxes on income, net, as reported in the statements of operations	$(325)	$4	$46

g.	Loss before income (expense) taxes is comprised as follows:

	Year ended December 31,
	2020	2019	2018
Domestic	$(320)	$(217)	$(803)
Foreign	(1,783)	29	(37)
Loss before taxes on income	$(2,103)	$(188)	$(840)

h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2020	2019	2018
Current	$10	$22	$11
Deferred	(335)	(18)	35
Taxes in respect of previous years as a result of court ruling	$(325)	$4	$46
Domestic	$-	$-	$-
Foreign	(325)	4	46
Taxes on income, net, as reported in the statements of operations	$(325)	$4	$46

i.	As of December 31, 2020, the Company recorded a liability for unrecognized tax benefits of $158. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	2020	2019

Balance as of beginning of the year	$156	$148
Cumulative translation adjustments and other	2	8

Balance at the end of the year	$158	$156